Segment Information (Details) $ in Thousands	8 Months Ended	12 Months Ended
	Aug. 30, 2019	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Segment Reporting Information [Line Items]
Number of Reportable Segments	3	2
Net book value of long-lived assets		$ 1,276,514	$ 1,898,455
Construnctions in progress		4,504	12,572	$ 36,589
Navios Containers
Segment Reporting Information [Line Items]
Working capital			(22,974)
Dry bulk vessels
Segment Reporting Information [Line Items]
Net book value of long-lived assets		741,347	933,784
Logistics Business
Segment Reporting Information [Line Items]
Net book value of long-lived assets		536,342	556,713
Construnctions in progress		$ 4,046
Containers Business
Segment Reporting Information [Line Items]
Net book value of long-lived assets			$ 399,979